Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Premium and other capital reserves	Capital reserve for transactions with controlling Shareholders	Accumulated loss	Share capital	Total
Balance at Dec. 31, 2022	$ 16,658	$ 1,542	$ (17,454)	$ 52	$ 798
Share-based compensation	2,804				2,804
Total comprehensive loss			(2,326)		(2,326)
Balance at Jun. 30, 2023	19,462	1,542	(19,780)	$ 52	1,276
Balance at Dec. 31, 2023	20,952	1,542	(20,273)		2,221
Issuance of common stock in the IPO, net of underwriting Commission and offering costs	4,254				4,254
Share-based compensation	428				428
SAFE conversion	409				409
Total comprehensive loss			(696)		(696)
Balance at Jun. 30, 2024	$ 26,043	$ 1,542	$ (20,969)		$ 6,616